REPORTING AND ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2011	$.4
2010	1.1
2009	2.6

Share Based Compensation and Related Tax Benefits

The total compensation expense recognized for our stock-based compensation for the years ended December 31, was:

(millions)	2011	2010	2009
Pretax expense	$50.5	$45.9	$40.3
Tax benefit	17.7	16.1	14.1

Supplemental Cash Flow Information

Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2011	2010	2009
Income taxes, net of refunds	$435.0	$434.0	$461.7
Interest	129.5	138.4	144.7